UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               --------------------------

Check here if Amendment |_|; Amendment Number: ____

This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Riverside Advisors, LLC
            -----------------------------------------
Address:    3280 Peachtree Road, NE  Suite 2670
            -----------------------------------------
            Atlanta, Georgia  30305
            -----------------------------------------

Form 13F File Number: 28-10856

      The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:       Brian Simmons
                     -----------------------------------------
         Title:      Chief Compliance Officer
                     -----------------------------------------
         Phone:      (404) 949-3101
                     -----------------------------------------

Signature, Place, and Date of Signing:

      /s/ Brian Simmons           Atlanta, Georgia           7/21/10
      -----------------          -----------------           -------
         [Signature]                [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

      NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                             -------------------
Form 13F Information Table Entry Total:      48
                                             -------------------
Form 13F Information Table Value Total:      $  223,734
                                             -------------------
                                             (thousands)

List of Other Included Managers:

      Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      NONE

------------------------------- ------------- --------- ---------- ----------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                   TITLE OF                VALUE      SHRS OR    SH/  PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                      CLASS       CUSIP    (x$1000)     PRN AMT    PRN  CALL DISCRETION MANAGERS   SOLE   SHARED  NONE
------------------------------- ------------- --------- ---------- ------------ ----- ---- ---------- -------- -------- ------ -----
AEROPOSTALE                       COM         007865108     3,437     120,000   SH            SOLE               3,437
Anadarko Petroleum Corp           COM         032511107     8,344     231,200   SH            SOLE               8,344
ASSURANT INC                      COM         04621X108     2,013      58,000   SH            SOLE               2,013
ATWOOD OCEANICS INC.              COM         050095108     4,652     182,300   SH            SOLE               4,652
BANK OF AMERICA CORPORATION       COM         060505104     5,101     355,000   SH            SOLE               5,101
CHINA-BIOTICS INC                 COM         16937B109     1,392     106,976   SH            SOLE               1,392
CLEVELAND-CLIFFS INC              COM         18683K101     5,315     112,700   SH            SOLE               5,315
CONOCOPHILLIPS                    COM         20825C104     4,909     100,000   SH            SOLE               4,909
CSG SYS INTL INC                  COM         126349109     2,286     124,700   SH            SOLE               2,286
DECKERS OUTDOOR CORP              COM         243537107     1,429      10,000   SH            SOLE               1,429
DOLLAR TREE INC                   COM         256746108     4,527     108,750   SH            SOLE               4,527
FUSHI COPPERWELD INC              COM         36113E107     1,502     183,600   SH            SOLE               1,502
GENERAL DYNAMICS CORP             COM         369550108     2,635      45,000   SH            SOLE               2,635
Hewlett-Packard Company           COM         428236103     4,696     108,500   SH            SOLE               4,696
HONEYWELL INTERNATIONAL INC       COM         438516106     5,492     140,700   SH            SOLE               5,492
INSIGHT ENTERPRISES INC           COM         45765U103     1,744     132,500   SH            SOLE               1,744
INTL BUSINESS MACHINES CORP       COM         459200101     4,754      38,500   SH            SOLE               4,754
JOHNSON & JOHNSON                 COM         478160104     2,953      50,000   SH            SOLE               2,953
L-3 COMMUNICATIONS HLDGS INC      COM         502424104     5,455      77,000   SH            SOLE               5,455
LEXMARK INTL NEW                  COM         529771107    10,054     304,400   SH            SOLE              10,054
LOCKHEED MARTIN CORP              COM         539830109     4,656      62,500   SH            SOLE               4,656
MARKET VECTORS ETF TR             COM         57060U100    23,382     450,000   SH            SOLE              23,382
MARKET VECTORS ETF TR             COM         57060U589    14,993     550,000   SH            SOLE              14,993
MCKESSON CORP                     COM         58155Q103     4,936      73,500   SH            SOLE               4,936
MEDCO HEALTH SOLUTIONS INC        COM         58405U102     4,820      87,500   SH            SOLE               4,820
NATIONAL FINANACIAL PARTNERS      COM         63607P208     2,285     233,873   SH            SOLE               2,285
NOBLE CORP.                       COM         B65Z9D7       5,811     188,000   SH            SOLE               5,811
NORTH AMERN ENERGY PARTNERS       COM         656844107     1,626     184,180   SH            SOLE               1,626
OCEANEERING INTL INC              COM         675232102     1,814      40,400   SH            SOLE               1,814
PENN VA CORP                      COM         707882106     1,585      78,800   SH            SOLE               1,585
PERFECT WORLD CO LTD              COM         71372U104     3,896     177,000   SH            SOLE               3,896
PETROLEUM DEV CORP                COM         716578109     1,893      73,900   SH            SOLE               1,893
RAYTHEON CO                       COM         755111507     4,476      92,500   SH            SOLE               4,476
RELIANCE STEEL & ALUMINUM         COM         759509102     5,010     138,600   SH            SOLE               5,010
ROSS STORES INC                   COM         778296103     4,796      90,000   SH            SOLE               4,796
SANDERSON FARMS INC               COM         800013104     1,903      37,508   SH            SOLE               1,903
SOUTHERN UN CO NEW                COM         844030106     1,878      85,900   SH            SOLE               1,878
STREETTRACKS GOLD TRUST           COM         863307104     9,734      80,000   SH            SOLE               9,734
SWIFT ENERGY CO                   COM         870738101     1,612      59,900   SH            SOLE               1,612
SYNNEX CORP                       COM         87162W100     4,662     181,950   SH            SOLE               4,662
TEEKAY TANKERS LTD                COM         Y8565N102     1,633     146,700   SH            SOLE               1,633
TERNIUM SA                        COM         880890108     4,137     125,668   SH            SOLE               4,137
TIME WARNER CABLE INC             COM         88732J207     5,156      99,000   SH            SOLE               5,156
TRANSOCEAN INC                    COM         B3KFWW1       6,083     131,300   SH            SOLE               6,083
TYCO ELECTRONICS LTD SWITZERLD    COM         H8912P106     5,886     231,900   SH            SOLE               5,886
UAL CORP                          COM         902549807     2,426     118,000   SH            SOLE               2,426
WellPoint Inc.                    COM         94973V107     5,505     112,500   SH            SOLE               5,505
WORLD ACCEP CORP DEL              COM         981419104     4,452     116,200   SH            SOLE               4,452